Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets
COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average
	useful lives	December 31,
		2015	2014
Original cost:
Technology	12	$234,805	$198,240
Customer relations	12	170,692	160,331
Trademarks and other	11	158,666	143,094
		564,163	501,665
Accumulated amortization:
Technology		150,516	131,384
Customer relations		151,421	137,026
Trademarks and other		114,604	100,334
		416,541	368,744
Amortized cost		$147,622	$132,921

Estimated Aggregate Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2016		$37,561
2017		27,213
2018		21,206
2019		20,117
2020		13,760
2021	and thereafter	27,765
		147,622

Schedule Of Goodwill
Changes in goodwill during 2015 were as follows:

2015
Balance, at January 1, 2015	$504,611
Additions	120,618
Net translation differences (1)	(2,575)
Balance, at December 31, 2015	$622,654

(1)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.